Employee benefits	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Employee benefits
36	Employee benefits

36A.	Accounting policy

i)	Pension plans
The Jaguar Land Rover subsidiaries operate several defined benefit pension plans, which are contracted out of the second state pension scheme until April 5, 2016. The assets of the plan are held in separate trustee administered funds.
The plans provide for monthly pension after retirement as per salary drawn and service period as set out in rules of each fund.
Contributions to the plans by the subsidiary group take into consideration the results of actuarial valuations. The plans with a surplus position at the year-end have been limited to the maximum economic benefit available from unconditional rights to refund from the scheme or reduction in future contributions. Where the subsidiary group is considered to have a contractual obligation to fund the pension plan above the accounting value of the liabilities, an onerous obligation is recognized.
A separate defined contribution plan is available to employees of Jaguar Land Rover. Costs in respect of this plan are charged to the consolidated income statement as incurred.

ii)	Gratuity
Tata Motors Limited and its subsidiaries and joint operations in India have an obligation towards gratuity, a defined benefit retirement plan covering eligible employees. The plan provides for a lump-sum payment to vested employees at retirement, death while in employment or on termination of employment of an amount equivalent to 15 to 30 days salary payable for each completed year of service. Vesting occurs upon completion of five years of service. Tata Motors Limited and such subsidiaries make annual contributions to gratuity funds established as trusts or insurance companies.
Tata Motors Limited and its subsidiaries and joint operations in India account for the liability for gratuity benefits payable in the future based on an actuarial valuation.

iii)	Superannuation
Tata Motors Limited and some of its subsidiaries in India have two superannuation plans, a defined benefit plan and a defined contribution plan. An eligible employee on April 1, 1996 could elect to be a member of either plan.
Employees who are members of the defined benefit superannuation plan are entitled to benefits depending on the years of service and salary drawn. The monthly pension benefits after retirement range from 0.75% to 2% of the annual basic salary for each year of service. Tata Motors Limited and such subsidiaries account for superannuation benefits payable in future under the plan based on an actuarial valuation.
With effect from April 1, 2003, this plan was amended and benefits earned by covered employees have been protected as at March 31, 2003. Employees covered by this plan are prospectively entitled to benefits computed on a basis that ensures that the annual cost of providing the pension benefits would not exceed 15% of salary.
During the year ended March 31, 2015, the employees covered by this plan were given a one-time option to exit from the plan prospectively. Furthermore, the employees who opted for exit were given one- time option to withdraw accumulated balances from the superannuation plan.
Separate irrevocable trusts are maintained for employees covered and entitled to benefits. Tata Motors Limited and its subsidiaries contribute up to 15% or Rs.150,000, whichever is lower, of the eligible employees’ salary to the trust every year. Such contributions are recognized as an expense when incurred. Tata Motors Limited and such subsidiaries have no further obligation beyond this contribution.

iv)	Bhavishya Kalyan Yojana (BKY)
Bhavishya Kalyan Yojana is an unfunded defined benefit plan for employees of Tata Motors Limited and some of its subsidiaries. The benefits of the plan include pension in certain cases, payable up to the date of normal superannuation had the employee been in service, to an eligible employee at the time of death or permanent disablement, while in service, either as a result of an injury or as certified by the appropriate authority. The monthly payment to dependents of the deceased/disabled employee under the plan equals 50% of the salary drawn at the time of death or accident or a specified amount, whichever is greater. Tata Motors Limited and these subsidiaries account for the liability for BKY benefits payable in the future based on an actuarial valuation.

v)	Provident fund and family pension
In accordance with Indian law, eligible employees of Tata Motors Limited and some of its subsidiaries and joint operations are entitled to receive benefits in respect of provident fund, a defined contribution plan, in which both employees and the Company make monthly contributions at a specified percentage of the covered employees’ salary (currently 12% of employees’ salary). The contributions, as specified under the law, are made to the provident fund and pension fund set up as an irrevocable trust by Tata Motors Limited and its subsidiaries or to respective Regional Provident Fund Commissioner and the Central Provident Fund under the State Pension scheme. The interest rate payable to the members of the trust shall not be lower than the statutory rate of interest declared by the Central Government under the Employees Provident Funds and Miscellaneous Provisions Act, 1952 and shortfall, if any, shall be made good by the Company. The embedded interest rate guarantee is considered to be defined benefit.
Given the investment pattern prescribed by the authorities, most investments of provident fund has historically been in debt securities, thereby giving secure returns. However, during the year ended March 31, 2020, due to a ratings downgrade and potential bond default of some of the companies, the total liability of principal and interest guarantee has been actuarially valued as a defined benefit.
Subsequent to the year end, the provident fund trust set up by the Company has lost its exempt status w.e.f. April 1, 2022 due to the incurrence of losses for three consecutive years by the Company, as per its standalone financial statements prepared in accordance with Indian Accounting Standards. Accordingly, the Company is required to surrender this exemption and transfer the assets and obligations of the trust to the government managed provident fund. Further, with this transfer of assets and obligations, the company will no longer be obligated to provide any interest rate guarantee and accordingly, the provident fund will be considered as a defined contribution scheme.

vi)	Severance indemnity
Tata Daewoo Commercial Vehicle Company Limited, or TDCV, a subsidiary company incorporated in Korea; has an obligation towards severance indemnity, a defined benefit retirement plan, covering eligible employees. The plan provides for a lump sum payment to all employees with more than one year of employment equivalent to 30 days’ salary payable for each completed year of service.

vii)	Post-retirement medicare scheme
Under this unfunded scheme, employees of Tata Motors Limited and some of its subsidiaries receive medical benefits subject to certain limits on amounts of benefits, periods after retirement and types of benefits, depending on their grade and location at the time of retirement. Employees separated from the Company as part of an Early Separation Scheme, on medical grounds or due to permanent disablement are also covered under the scheme. Tata Motors Limited and such subsidiaries account for the liability for post-retirement medical scheme based on an actuarial valuation.

viii)	Compensated absences
Tata Motors Limited and some of its subsidiaries and joint operations provide for the encashment of leave or leave with pay subject to certain rules. The employees are entitled to accumulate leave subject to certain limits, for future encashment. The liability is provided based on the number of days of unutilized leave at each balance sheet date on the basis of an actuarial valuation.

ix)	Remeasurement gains and losses
Remeasurement comprising actuarial gains and losses, the effect of the asset ceiling and the return on assets (excluding interest) relating to retirement benefit plans, are recognized directly in other comprehensive income in the period in which they arise. Remeasurement recorded in other comprehensive income is not reclassified to consolidated income statement
Actuarial gains and losses relating to long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.

x)	Measurement date
The measurement date of retirement plans is March 31.
The Present value of the defined benefit liability and the related current service cost and past service cost are measured using Projected Unit Credit Method.
The present value of the post-employment benefit obligations depends on a number of factors, it is determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost/(income) for pensions include the discount rate, inflation and mortality assumptions. Any changes in these assumptions will impact the carrying amount of post-employment benefit obligations. Key assumptions and sensitivities for postemployment benefit obligations are disclosed in note 36 below.

Defined Benefit Plan
Pension and post retirement medical plans
The following tables sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	For the year ended March 31,
	Pension benefits						Post retirement medical benefits
	2022		2022		2021		2022		2022		2021

	(In millions)
Change in defined benefit obligations:

Defined benefit obligation, beginning of the year	US$	176.0	Rs.	13,374.1	Rs.	13,084.6	US$	24.2	Rs.	1,844.9	Rs.	1,689.8
Current service cost		11.9		904.7		901.2		1.1		82.1		78.7
Interest cost		11.7		883.7		853.8		1.5		115.7		108.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		0.9		68.1		(24.6)		0.9		69.5		—
Actuarial (gains) / losses arising from changes in financial assumptions		2.9		217.3		(0.6)		4.2		320.0		57.9
Actuarial (gains) / losses arising from changes in experience adjustments		9.7		735.0		(129.8)		4.3		329.3		2.8
Benefits paid from plan assets		(11.1)		(839.3)		(1,241.9)		—		—		—
Benefits paid directly by employer		(1.4)		(109.0)		(68.6)		(2.3)		(172.4)		(92.3)
Past service cost plan amendment		4.3		324.9		—		3.2		244.6		—
Acquisition/(Divestment)		(0.5)		(37.8)		—		—		(2.5)		—

Defined benefit obligation, end of the year	US$	204.4	Rs.	15,521.7	Rs.	13,374.1	US$	37.1	Rs.	2,831.2	Rs.	1,844.9

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	162.6	Rs.	12,313.1	Rs.	11,282.2	US$	—	Rs.	—	Rs.	—
Interest income		11.0		831.2		776.7		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest Cost)		1.5		110.1		355.9		—		—		—
Employer’s contributions		7.0		529.5		1,140.2		—		—		—
Benefits paid		(11.1)		(839.3)		(1,241.9)		—		—		—
Acquisition/(Divestment)		(0.3)		(26.5)		—

Fair value of plan assets, end of the year	US$	170.7	Rs.	12,918.1	Rs.	12,313.1	US$		Rs.	—	Rs.	—

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2022		2022		2021		2022		2022		2021

	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	204.8	Rs.	15,521.7	Rs.	13,374.1	US$	37.4	Rs.	2,831.2	Rs.	1,844.9
Fair value of plan assets		170.4		12,918.1		12,313.1		—		—		—

	US$	34.4		2,603.6		1,061.0		37.4		2,831.2		1,844.9
Asset Ceiling		(0.5)		(41.9)		(29.2)		—		—		—

Net liability	US$	(34.9)	Rs.	(2,645.5)	Rs.	(1,090.2)	US$	(37.4)	Rs.	(2,831.2)	Rs.	(1,844.9)

Amounts in the balance sheet:
Non–current assets	US$	0.3	Rs.	20.7		426.7	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(35.2)		(2,666.2)		(1,516.9)		(37.4)		(2,831.2)		(1,844.9)

Net liability	US$	(34.9)	Rs.	(2,645.5)	Rs.	(1,090.2)	US$	(37.4)	Rs.	(2,831.2)	Rs.	(1,844.9)

Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Defined benefit obligation	US$	140.6	Rs.	10,655.3	Rs.	1,247.8
Fair value of plan assets	US$	133.1	Rs.	10,084.3	Rs.	1,124.9
Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Defined benefit obligation	US$	36.6	Rs.	2,771.3	Rs.	10,732.3
Fair value of plan assets	US$	37.4	Rs.	2,833.9	Rs.	11,188.1
Information for unfunded plans:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2022		2022		2021		2022		2022		2021

	(In millions)
Defined benefit obligation	US$	27.6	Rs.	2,095.0	Rs.	1,394.0	US$	37.4	Rs.	2,831.2	Rs.1,844.9
Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits										Post retirement medical benefits
	2022		2022		2021		2020		2022		2022		2021		2020

	(In millions)
Service cost	US$	11.9	Rs.	904.7	Rs.	901.2	Rs.	827.7	US$	1.1		82.1	Rs.	78.7	Rs.	81.7
Past Service cost—Plan amendment		4.3		324.9		—		(51.7)		3.2		244.6		—		—
Net interest cost / (income)		0.7		52.5		77.1		55.0		1.5		115.7		108.0		113.0

Net periodic cost	US$	16.9	Rs.	1,282.1	Rs.	978.3	Rs.	831.0	US$	5.8	Rs.	442.4	Rs.	186.7	Rs.	194.7

Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2022		2022		2021		2020		2022		2022		2021		2020

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	(1.5)	Rs.	(110.1)	Rs.	(355.9)	Rs.	180.4	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		0.9		68.1		(24.6)		35.5		0.9		69.5		—		(6.7)
Actuarial (gains) / losses arising from changes in financial assumptions		2.9		217.3		(0.6)		371.2		4.2		320.0		57.9		99.1
Asset ceiling		0.5		41.9		29.2		—		—		—		—		—
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		9.7		735.0		(129.8)		246.6		4.3		329.3		2.8		(54.2)

Total recognized in other comprehensive income	US$	12.5	Rs.	952.2	Rs.	(481.7)	Rs.	833.7	US$	9.4	Rs.	718.8	Rs.	60.7	Rs.	38.2

Total recognized in consolidated statement of comprehensive income	US$	29.4	Rs.	2,234.3	Rs.	496.6	Rs.	1,664.7	US$	15.2	Rs.	1,161.2	Rs.	247.4	Rs.	232.9

The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits			Post retirement medical benefits
	2022	2021	2020	2022	2021	2020

Discount rate	6.50% - 7.10%	6.00% - 6.90%	6.10% - 6.90%	7.20%	6.90%	6.90%
Rate of increase in compensation level of covered employees	6% - 10%	5.75% - 10.00%	5.00% - 10.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	6.00%	6.00%	6.00%
Plan Assets
The fair value of Company’s pension plan asset as of March 31, 2022 and 2021 by category are as follows:

	Pension benefits
	Plan assets as of March 31
	2022	2021
Asset category:
Cash and cash equivalents	2.3%	4.5%
Debt instruments (quoted)	66.1%	64.2%
Debt instruments (unquoted)	0.1%	0.5%
Equity instruments (quoted)	7.4%	5.2%
Deposits with Insurance companies	24.1%	25.6%

	100.0%	100.0%

The Company’s policy is driven by considerations of maximizing returns while ensuring credit quality of the debt instruments. The asset allocation for plan assets is determined based on investment criteria prescribed under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. The Company evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published bench marks.
The weighted average duration of the defined benefit obligation as at March 31, 2022 is 11.69 years (2021 : 13.05 years)
The Company expects to contribute Rs. 842.0 million to the funded pension plans in Fiscal 2023.
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs. 1,484.2 million	Decrease by Rs. 276.7 million
	Decrease by 1%	Increase by Rs. 1,716.0 million	Increase by Rs. 295.4 million

Salary escalation rate	Increase by 1%	Increase by Rs. 1,255.3 million	Increase by Rs. 277.6 million
	Decrease by 1%	Decrease by Rs. 1,123.2 million	Decrease by Rs. 246.3 million

Health care cost	Increase by 1%	Increase by Rs. 333.9 million	Increase by Rs. 65.9 million
	Decrease by 1%	Decrease by Rs. 279.8 million	Decrease by Rs. 54.3 million

Provident Fund
The following tables set out the funded status of the defined benefit provident fund plan of Tata Motors limited and the amounts recognized in the Company’s financial statements as at March 31, 2022. As stated in Note 36A (v), subsequent to the year-end, this defined benefit plan has become a defined contribution plan with the loss of exemption relating to the trust set up by the Company. This does not result in any additional obligation on the Company, as the fair value of the plan assets exceed the liability of the trust as of March 31, 2022.

	(In millions)
	For the year ended March 31,
Change in benefit obligations :	2022		2022		2021

Defined benefit obligations at the beginning	US$	601.6	Rs.	45,596.5	Rs.	40,763.8
Service cost		16.7		1,268.9		1,364.8
Employee contribution		38.6		2,923.6		3,166.5
Acquisitions (credit) / cost		(106.1)		(8,042.8)		(1,256.6)
Interest expense		47.0		3,564.7		3,457.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(10.4)		(786.2)		72.8
Actuarial (gains) / losses arising from demographic assumptions		0.4		33.5		—
Actuarial (gains) / losses arising from changes in financial assumptions		(19.4)		1,473.2		441.2
Benefits paid		(41.9)		(3,173.0)		(2,413.4)
Reduction arising from surrender of Provident Fund exemption of subsidiaries		(26.4)		(2,004.2)		—

Defined benefit obligation, end of the year	US$	539.0	Rs.	40,854.2	Rs.	45,596.5

	For the year ended March 31,
Change in plan assets:	2022		2022		2021

Fair value of plan assets at the beginning	US$	589.8	Rs.	44,702.1	Rs.	40,585.0
Acquisition Adjustment		(106.1)		(8,042.8)		(1,256.6)
Interest income		46.3		3,509.2		3,422.0
Return on plan assets excluding amounts included in interest income		30.6		2,322.1		(147.3)
Contributions (employer and employee)		55.3		4,190.3		4,512.4
Benefits paid		(41.9)		(3,173.0)		(2,413.4)
Reduction arising from surrender of Provident Fund exemption of subsidiaries		(26.0)		(1,973.3)		—

Fair value of plan assets, end of the year	US$	548.0	Rs.	41,534.6	Rs.	44,702.1

	(In millions)
	For the year ended March 31,
Amount recognized in the balance sheet consists of	2022		2022		2021

Fair value of plan assets	US$	548.0	Rs.	41,534.6	Rs.	44,702.1
Present value of defined benefit obligation		539.0		40,854.2		45,596.5

		9.0		680.4		(894.4)
Effect of asset ceiling		(9.0)		(684.5)		(0.1)

Net liability	US$	—	Rs.	(4.1)	Rs.	(894.5)

	For the year ended March 31,
Net periodic cost for Provident Fund consists of the following components:	2022		2022		2021

Service cost	US$	16.7		1,268.9		1364.8
Net interest cost / (income)		0.7		55.5		35.4

Net periodic cost	US$	17.4	Rs.	1,324.4	Rs.	1,400.2

	As at March 31
Other changes in plan assets and benefit obligation recognised in other comprehensive income	2022		2022		2021

Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	US$	(30.6)	Rs.	(2,322.1)	Rs.	147.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(10.4)		(786.2)		72.8
Actuarial (gains) / losses arising from changes in financial assumptions		19.4		1,473.2		441.2
Actuarial (gains) / losses arising from demographic assumptions		0.4		33.5		—
Reversal of OCI for previous years due to surrender of Provident Fund		(0.4)		(30.9)		—
Adjustments for limits on net asset		9.5		719.1		0.1

Total recognised in other comprehensive income		(12.1)		(913.4)		661.4

Total recognized in consolidated income statement and other comprehensive income	US$	5.4	Rs.	411.0	Rs.	2,061.6

The assumptions used in determining the present value obligation of the Provident Fund is set out below:

	As at March 31
	2022	2021
Discount rate	7.10%	6.90%
Expected rate of return on plan assets	8.00%	8.20% to 8.4%
Remaining term to maturity of portfolio (years)	13.50	26.77

The breakup of the plan assets into various categories is as follows:

	As at March 31
	2022	2021

Central and State government bonds	42.68%	45.02%
Public sector undertakings and Private sector bonds	32.25%	33.76%
Others	25.07%	21.22%

	100.0%	100.0%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.
As at March 31, 2022, the defined benefit obligation would be affected by approximately Rs. 2,983.0 million on account of a 1% decrease in the expected rate of return on plan assets.
The Company expects to contribute Rs. 1,343.2 million to the defined benefit provident fund plan in Fiscal 2023.
Severance indemnity plan
Severance indemnity is a funded plan of Tata Daewoo Commercial Vehicles Limited (TDCV), a subsidiary of Tata Motors Limited.
The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	For the year ended March 31,
	2022		2022		2021

	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	41.0	Rs.	3,110.8	Rs.	2,847.5
Service cost		6.4		482.1		546.7
Interest cost		0.8		63.9		45.7
Remeasurements (gains) / losses –
Actuarial (gains) / losses arising from changes in financial assumptions		(0.7)		(53.6)		(213.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		5.4		412.2		(196.6)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities		—		—		150.4
Benefits paid from plan assets		(0.8)		(62.5)		(190.9)
Benefits paid directly by employer		(0.1)		(7.9)		(19.4)
Foreign currency translation		(1.6)		(117.5)		140.9

Defined benefit obligation, end of the year	US$	50.4	Rs.	3,827.5	Rs.	3,110.8

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	35.0		2,650.6		2,317.3
Interest income		0.8		63.5		40.1
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.7)		(54.7)		(15.9)
Employer’s contributions		11.4		862.5		384.4
Benefits paid		(0.8)		(62.5)		(190.9)
Foreign currency translation		(1.3)		(102.3)		115.6

Fair value of plan assets, end of the year	US$	44.4	Rs.	3,357.1	Rs.	2,650.6

	As at March 31,
	2022		2022		2021

	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	50.5	Rs.	3,827.5	Rs.	3,110.8
Fair value of plan assets		44.3		3,357.1		2,650.6

Net liability	US$	(6.2)	Rs.	(470.4)	Rs.	(460.2)

Amounts in the balance sheet:
Non- current liabilities	US$	(6.2)	Rs.	(470.4)	Rs.	(460.2)
Net severance indemnity cost consist of the following components:

			Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Service cost	US$	6.4	Rs.	482.1	Rs.	546.7	Rs.	527.2
Net interest cost		—		0.4		5.6		10.5

Net periodic pension cost	US$	6.4	Rs.	482.5	Rs.	552.3	Rs.	537.7

Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2022		2022		2021		2020

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.7		54.7	Rs.	15.9	Rs.	15.2
Actuarial (gains) / losses arising from changes in financial assumptions		(0.7)		(53.6)		(213.5)		123.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		5.4		412.2		(196.6)		(598.7)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities		—		—		150.4		—

Total recognized in other comprehensive income	US$	5.4	Rs.	413.3	Rs.	(243.8)	Rs.	(459.7)

Total recognized in income statement and other comprehensive income	US$	11.8	Rs.	895.8	Rs.	308.5	Rs.	78.0

The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2022	2021	2020
Discount rate	2.1%	1.6%	1.6%
Rate of increase in compensation level of covered employees	3.5%	3.5%	3.5%
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.434.1 million	Decrease by Rs.141.7 million
	Decrease by 1%	Increase by Rs.509.2 million	Increase by Rs.158.1 million
Salary escalation rate	Increase by 1%	Increase by Rs.497.2 million	Increase by Rs.170 million
	Decrease by 1%	Decrease by Rs.436.9 million	Decrease by Rs.146.2 million

Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2022	2021
Deposit with banks	100%	100%
The weighted average duration of the defined benefit obligation as at March 31, 2022 is 11.67 years (2021 : 10.79 years).
The Company expects to contribute Rs. 43.7 million to the funded severance indemnity plans in Fiscal 2023.
Jaguar Land Rover Pension plan
Jaguar Land Rover Ltd UK, have pension arrangements providing for qualifying employees with defined benefits related to pay and service as set out in the rules of each fund.
The UK defined benefit schemes are administered by a separate fund that is legally separated from the Company. The trustees of the pension schemes are required by law to act in the interest of the fund and of all relevant stakeholders in the scheme, is responsible for the investment policy with regard to the assets of the schemes and all other governance matters. The board of trustees must be composed of representatives of the Company and plan participants in accordance with the plan’s regulations.
Through its defined benefit pension plans, the Company is exposed to a number of risks, the most significant of which are detailed below:
Asset volatility
The plan liabilities are calculated using a discount rate set with references to corporate bond yields; if plan assets under perform compared to the corporate bonds discount rate, this will create or increase a deficit. The defined benefit plans hold a significant proportion of equity type assets, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term.
As the plans mature, the Company intends to reduce the level of investment risk by investing more in assets that better match the liabilities.
However, the Company believes that due to the long-term nature of the plan liabilities and the strength of the supporting group, a level of continuing equity type investments is an appropriate element of the Company’s long term strategy to manage the plans efficiently.
Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this is expected to be partially offset by an increase in the value of the plans’ bond holdings and interest rate hedging instruments.
Inflation risk
Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect the plan against high inflation). The plans hold a significant proportion of assets in index linked gilts, together with other inflation hedging instruments and also assets which are more closely correlated with inflation. However an increase in inflation will also increase the deficit to some degree.
Life expectancy
The majority of the plan’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities. This is particularly significant in the UK defined benefit plans, where inflationary increases result in higher sensitivity to changes in life expectancy.

The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	11,210.0		Rs. 849,619.6		Rs. 728,421.5
Service cost		156.0		11,823.1		12,715.2
Interest cost		236.8		17,946.0		16,138.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		13.8		1,045.6		(2,035.0)
Actuarial (gains) / losses arising from changes in financial assumptions		(947.5)		(71,812.3)		84,311.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(3.6)		(274.9)		(7,263.6)
Past service cost/(credit)		—		2.0		1,559.5
Benefits paid		(677.1)		(51,317.1)		(42,824.4)
Member contributions		2.5		189.4		116.4
Premium Paid		(3.0)		(225.0)
Foreign currency translation		(120.8)		(9,159.3)		58,480.2

Defined benefit obligation, end of the year	US$	9,867.1	Rs.	747,837.1	Rs.	849,619.6

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	10,696.5		Rs. 810,714.6		Rs. 764,044.2
Interest Income		228.7		17,333.1		16,533.9
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		12.2		927.5		2,151.0
Employer’s contributions		319.1		24,184.8		14,313.6
Members contributions		2.5		189.4		112.6
Benefits paid		(677.1)		(51,317.1)		(42,824.4)
Premium paid		(3.0)		(225.0)
Expenses paid		(35.9)		(2,719.3)		-2159.5
Foreign currency translation		(139.0)		(10,531.8)		58,543.2

Fair value of plan assets, end of the year	US$	10,404.0	Rs.	788,556.2	Rs.	810,714.6

The actual return on the schemes’ assets for the year ended March 31, 2022 was Rs. 17,796.8 million (2021: Rs. 18,632.0 million)

	As at March 31,
	Pension benefits
	2022		2022		2021

	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	9,867.1	Rs.	747,837.1	Rs.	849,619.6
Fair value of plan Assets		10,404.0		788,556.2		810,714.6

Net (liability)/Assets	US$	536.9	Rs.	40,719.1	Rs.	(38,905.0)

Amount recognized in the balance sheet consist of:
Non - current assets	US$	569.2	Rs.	43,169.6	Rs.	50.4
Non - current liabilities		(32.3)		(2,450.5)		(38,955.4)

Net (liability)/Assets	US$	536.9	Rs.	40,719.1	Rs.	(38,905.0)

Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2022		2022		2021		2020

	(In millions)
Current service cost	US$	156.0	Rs.	11,823.1	Rs.	12,715.2	Rs.	11,980.0
Past service cost/(credit)		—		2.0		1,559.8		396.6
Administrative expenses		35.9		2,719.3		2,159.5		1,416.8
Net interest cost / (income) (including onerous obligations)		8.1		612.9		(395.9)		1,188.8

Net periodic pension cost	US$	200.0	Rs.	15,157.3	Rs.	16,038.6	Rs.	14,982.2

Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2022		2022		2021		2020

	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	13.8	Rs.	1,045.6		Rs. (2,035.0)	Rs.	594.9
Actuarial (gains) / losses arising from changes in financial assumptions		(947.5)		(71,812.3)		84,311.8		(47,390.2)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(3.6)		(274.9)		(7,263.6)		(12,563.2)
Return on plan assets, (excluding amount included in net Interest expense)		(12.2)		(927.5)		(2,151.0)		(29,266.9)

Total recognized in other comprehensive income	US$	(949.5)	Rs.	(71,969.1)	Rs.	72,862.2	Rs.	(88,625.4)

Total recognized in income statement and other comprehensive income	US$	(749.5)	Rs.	(56,811.8)	Rs.	88,900.8	Rs.	(73,643.2)

The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2022	2021	2020

Discount rate	2.8%	2.1%	2.4%
Expected rate of increase in benefit revaluation of covered employees	2.2%	2.1%	2.0%
RPI Inflation rate	3.5%	3.1%	2.6%
The assumed life expectations on retirement at age 65 are (years)

Retiring today:
Males	21.6	21.0	21.0
Females	23.8	23.3	23.2
Retiring in 20 years:
Males	23.0	22.4	22.4
Females	25.7	25.2	25.1
For the valuation as at March 31, 2022, the mortality assumptions used are the Self- Administered Pension Schemes (“SAPS”) mortality base table, S2PxA tables (“Light” table for members of the Jaguar Executive Pension Plan).
For the Jaguar Pension Plan, scaling factor of 101% to 115% have been used for male members and scaling factor of 103% to 118% have been used for female members.
For the Land Rover Pension Scheme, scaling factor of 105% to 117% have been used for male members and scaling factor of 100% to 116% have been used for female members.
For the Jaguar Executive Pension Plan, an average scaling factor of 93% to 97% has been used for male members and an average scaling factor of 91% to 96% has been used for female members.
For the valuation as at March 31, 2021, the mortality assumptions used are the SAPS table, in particular S2PxA tables and the Light Table for members of the Jaguar Executive Pension Plan. For the Jaguar Pension Plan, scaling factor of 111% to 117% have been used for male members and scaling factor of 101% to 112% have been used for female members. For the Land Rover Pension Scheme, scaling factor of 107% to 111% have been used for male members and scaling factor of 101% to 109% have been used for female members. For the Jaguar Executive Pension Plan, an average scaling factor of 94% has been used for male members and an average scaling factor of 84% has been used for female members.
For the 2022 year end calculations there is an allowance for future improvements in line with the CMI (2021) projections and an allowance for long-term improvements of 1.25 per cent per annum and a smoothing parameter of 7.5, (2021: CMI (2020) projections with 1.25 per cent per annum improvements and a smoothing parameter of 7.5))
A past service cost of Rs 916.3 million was recognised in the year ended March, 31, 2021 following a further High Court ruling, published on 20 November 2020, that provided clarification on the obligations of pension plan trustees to equalise past transfer values allowing for the effect of unequal Guaranteed Minimum Pensions (‘GMP’) between May 17, 1990 and April 5, 1997 (“GMP equalisation”). A further past service cost of Rs. 712.7 million was also recognised in the year ended 31 March 2021. This reflects benefit improvements for certain members as part of the Group restructuring programme that commenced in the year ended March 31, 2021.

Pension plans asset allocation by category is as follows:

	As at March 31,
	2022			2021

	Quoted *	Unquoted	Total	Quoted *	Unquoted **	Total
	(In millions)
Equity Instruments

Information Technology	—	12,661.0	12,661.0	—	13,452.2	13,452.2
Energy	—	1,808.7	1,808.7	—	1,078.2	1,078.2
Manufacturing	—	9,495.7	9,495.7	—	7,537.3	7,537.3
Financials	—	4,069.6	4,069.6	—	4,846.8	4,846.8
Others	—	17,182.1	17,182.1	—	26,904.4	26,904.4

	—	45,217.1	45,217.1	—	53,818.9	53,818.9

Debt Instruments
Government	180,264.6	6,504.7	186,769.3	163,774.2	8,857.3	172,631.5
Corporate Bonds (Investment Grade)	114,277.3	30,845.6	145,122.9	135,025.8	24,516.3	159,542.1
Corporate Bonds (Non Investment Grade)	—	96,739.0	96,739.0	—	106,907.6	106,907.6

	294,541.9	134,089.3	428,631.2	298,800.0	140,281.2	439,081.2

Property Funds
UK	—	30,503.1	30,503.1	—	30,582.3	30,582.3
Other	—	23,881.5	23,881.5	—	20,203.5	20,203.5

	—	54,384.6	54,384.6	—	50,785.8	50,785.8

Cash and Cash equivalents	7,496.5	36,041.0	43,537.5	7,436.5	19,296.6	26,733.1

Other
Hedge Funds	—	50,268.5	50,268.5	—	49,939.4	49,939.4
Private Markets	—	99,244.4	99,244.4	—	83,030.8	83,030.8
Alternatives	—	45,893.8	45,893.8	—	64,641.1	64,641.1

	—	195,406.7	195,406.7	—	197,611.3	197,611.3

Derivatives
Foreign exchange contracts	—	(3,459.9)	(3,459.9)	—	1,521.6	1,521.6
Interest Rate and inflation	—	24,839.0	24,839.0	—	36,326.0	36,326.0
Equity protection derivatives	—	—	—	—	4,836.7	4,836.7

	—	21,379.1	21,379.1	—	42,684.3	42,684.3

Total	302,038.4	486,517.8	788,556.2	306,236.5	504,478.1	810,714.6

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.
**	The comparative has been restated to reflect reclassification to unquoted.
As at March 31, 2022, the schemes held Gilt Repos. The net value of these transactions is included in the value of government bonds in the table above. The value of the funding obligation for the Repo transactions is Rs. 145,357.0 million at March 31, 2021 (2021: Rs. 207,274.7 million, 2020: Rs. 246,837.8 million).

The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost

Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs. 33,873.6 million	Decrease/increase by Rs 566.7 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs. 17,468.7 million	Increase/decrease by Rs. 99.4 million
Mortality rate	Increase / decrease by 1 year	Increase/decrease by Rs. 26,506.3 million	Increase/decrease by Rs. 338.0 million
Private Equity holdings have been measured using the most recent valuations, adjusted for cash and currency movements between the last valuation date and March 31, 2022. Given the movements in listed equity markets, the valuation of Private Equity holdings may vary significantly. The value of the Private Equity holdings in the JLR UK Plans included above is Rs.65,718.9 million as at March 31, 2022.
Jaguar Land Rover contributes towards the UK defined benefit schemes. The April 5, 2018 valuations were completed in December 2018. As a result of these valuations it is intended to eliminate the pension scheme funding deficits over the 10 years to March 31, 2028. Whilst there is currently an additional liability over the projected benefit obligation, based on current legal advice the Group will not be required to recognise an additional obligation in the future. JLR has taken legal advice considering the documentation of the UK schemes and the regulatory environment. This confirmed the recoverability of any surplus in the scheme and JLR has based its accounting judgement on this advice.
In line with the schedule of contributions agreed following the 2018 statutory funding valuations and amended in April 2020, the current ongoing Group contribution rate for defined benefit accrual is c.21 per cent of pensionable salaries in the UK. The 2021 statutory funding valuations are expected to be completed by June 30, 2022.
Deficit contributions are paid in line with the schedule of contributions at a rate of Rs. 5,965.4 million per year until March 31, 2024 followed by Rs. 2,485.6 million per year until March 31, 2028. In addition, contributions previously due for April, May and June 2020 have been re-spread over Fiscal 22. This agreement is reflected in an updated Schedule of Contributions dated April 29, 2020.
The average duration of the benefit obligation at March 31, 2022 is 17.5 years (2021: 19 years).
The expected net periodic pension cost for the year ended March 31, 2023 is expected to be Rs. 11,234.8 million. The Group expects to pay Rs. 11,732.0 million to its defined benefit schemes, in total, for the year ended March 31, 2023.
Deficit contributions are paid in line with the schedule of contributions at a rate of Rs 5,965.4 million per year until March 31, 2024 followed by Rs 2,485.6 million per year until March 31, 2028. In addition, contributions previously due for April, May and June 2020 have been re-spread over FY22. This agreement is reflected in an updated Schedule of Contributions dated April 29, 2020.
Defined contribution plan
The Company’s contribution to defined contribution plans aggregated Rs. 12,114.9 million, Rs. 15,090.5 million and Rs. 10,305.5 million for years ended March 31, 2022, 2021 and 2020, respectively.

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